PREPAYMENTS, OTHER CURRENT ASSETS AND DEPOSITS (Summary of Deposits) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
PREPAYMENTS, OTHER CURRENT ASSETS AND DEPOSITS [Abstract]
Deposits for lottery ticket equipment and office leases	$ 188	¥ 1,217	¥ 10,071